Investment Objectives and Goals - WisdomTree Efficient Gold Plus TIPS Fund	Dec. 10, 2025
Prospectus [Line Items]
Risk/Return [Heading]	WisdomTree Efficient TIPS Plus Gold Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The WisdomTree Efficient TIPS Plus Gold Fund (the “Fund”) seeks total return.